Additional Information to the Items of Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2018
Additional Information to the Items of Profit or Loss [Abstract]
Schedule of additional information to the items of profit or loss

		Six months ended June 30,		Three months ended June 30,		Year ended December 31,
		2018	2017	2018	2017	2017
		Unaudited				Audited
		USD in thousands

a.	Research and Development Expenses:

	Clinical studies	$372	$256	$118	$163	$511
	R&D and preclinical studies	423	158	268	119	362
	Wages and related expenses	335	140	127	57	321
	Share-based payment	80	24	33	11	103
	Regulatory and other expenses	384	117	104	105	276
	Chemistry and formulation studies	51	-	-	-	330

		1,645	695	650	455	1,943

b.	General and Administrative Expenses:

	Investor relations and business expenses	164	388	55	340	871
	Professional and director fees	713	394	259	302	1,007
	Regulatory expenses	35	53	20	29	80
	Business development	484	-	393	-	74
	Wages and related expenses	347	343	120	185	808
	Office, maintenance, rent and other expenses	100	87	48	55	211
	Share-based payment	296	111	105	60	759

		2,139	1,376	1,000	971	3,810

c.	Finance income:

	Exchange rate differences	(316)	-	(228)	-	(1)
	Finance income due to interest and valuation of the convertible loan	(205)	-	(205)	-	-
	Interest income on bank deposits	(4)	-	(4)	-	-

		(525)	-	(437)	-	(1)

d.	Finance expenses:

	Exchange rate differences	-	426	-	435	486
	Finance expenses from interest and commissions	3	2	1	2	5

		$3	$428	$1	$437	$491